Loans and advances to customers - Schedule of changes in loss allowance and gross carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (283,497)	€ (243,203)
Impairment at end of year	(300,026)	(283,497)	€ (243,203)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(1,054,069)	(1,036,349)
Impairment at end of year	(1,037,288)	(1,054,069)	(1,036,349)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	13,266	13,212	13,847
Exchange differences and other changes	2,536	947	(168)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	349	286
Impairment at end of year	520	349	286
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,125	22,788
Impairment at end of year	21,158	22,125	22,788
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,125	22,788	22,684
Write-offs	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(1,845)	(879)	194
Impairment at end of year	21,158	22,125	22,788
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,037	8,550
Impairment at end of year	7,631	8,037	8,550
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,088	14,238
Impairment at end of year	13,527	14,088	14,238
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,125	22,788	22,684
To stage 2 from stage 1	1,887	2,050	2,258
To stage 3 from stage 1	4,230	4,163	3,873
To stage 3 from stage 2	1,571	1,853	1,901
To stage 1 from stage 2	(384)	(616)	(756)
To stage 3 from stage 2	(167)	(415)	(638)
To stage 1 from stage 3	(43)	(133)	(157)
Net changes of the exposure and modifications in the credit risk	7,050	6,706	7,530
Write-offs	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(1,845)	(1,059)	(60)
Impairment at end of year	21,158	22,125	22,788
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,293	3,596	3,626
To stage 2 from stage 1	(847)	(626)	(696)
To stage 3 from stage 1	(701)	(385)	(405)
To stage 1 from stage 2	82	109	149
To stage 1 from stage 3	16	23	27
Net changes of the exposure and modifications in the credit risk	1,269	755	875
Exchange differences and other changes	(112)	(179)	20
Impairment at end of year	3,000	3,293	3,596
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,744	4,954	5,127
To stage 2 from stage 1	2,734	2,676	2,954
To stage 3 from stage 2	(1,189)	(1,591)	(1,820)
To stage 1 from stage 2	(466)	(725)	(905)
To stage 3 from stage 2	177	278	282
Net changes of the exposure and modifications in the credit risk	(800)	(704)	(557)
Exchange differences and other changes	(569)	(144)	(127)
Impairment at end of year	4,631	4,744	4,954
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,088	14,238	13,931
To stage 3 from stage 1	4,931	4,548	4,278
To stage 3 from stage 2	2,760	3,444	3,721
To stage 3 from stage 2	(344)	(693)	(920)
To stage 1 from stage 3	(59)	(156)	(184)
Net changes of the exposure and modifications in the credit risk	6,581	6,655	7,212
Write-offs	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(1,164)	(736)	47
Impairment at end of year	€ 13,527	€ 14,088	€ 14,238